Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment Information

4 SEGMENT INFORMATION

General Information

Shell is an international energy company engaged in the principal aspects of the oil and gas industry and reports its business through the segments: Integrated Gas, Upstream, Downstream, and Corporate.

The Integrated Gas segment covers liquefied natural gas activities and the conversion of natural gas into gas-to-liquids fuels and other products, as well as the New Energies portfolio. It includes natural gas exploration and extraction and the operation of the upstream and midstream infrastructure necessary to deliver gas to market. It markets and trades natural gas, LNG, electricity and carbon-emission rights and also markets and sells LNG as a fuel for heavy-duty vehicles and marine vessels.

Upstream combines the following two operating segments: 1) Upstream, which is engaged in the exploration for and extraction of crude oil, natural gas and natural gas liquids, and the marketing and transportation of oil and gas, and 2) Oil Sands, which is engaged in the extraction of bitumen from mined oil sands and conversion into synthetic crude oil. These operating segments have similar economic characteristics because their earnings are significantly dependent on crude oil and natural gas prices and production volumes.

The Downstream segment is engaged in oil products and chemicals manufacturing, marketing and trading activities, that turns crude oil and other feedstocks into a range of products which are moved and marketed around the world for domestic, industrial and transport use.

The Corporate segment covers the non-operating activities supporting Shell, comprising Shell’s holdings and treasury organisation, its self-insurance activities and its headquarters and central functions.

Basis of Segmental Reporting

Sales between segments are based on prices generally equivalent to commercially available prices. Third-party revenue and non-current assets information by geographical area are based on the country of operation of the group subsidiaries that report this information. Separate disclosure is provided for the UK as this is Shell’s country of domicile.

Segment earnings are presented on a current cost of supplies basis (CCS earnings), which is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance. On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts.

Information by segment on a current cost of supplies basis is as follows:

2018	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	11,444	6,798	7,601	(1,479)	24,364
Revenue:
Third party	43,764	9,892	334,680	43	388,379	[A]
Inter-segment	4,853	37,841	5,358	—
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,273	285	1,785	(222)	4,121
Interest and other income, of which:	2,230	600	345	896	4,071
Interest income	—	—	—	772	772
Net gains on sale and revaluation of non-current assets and businesses	2,231	712	302	20	3,265
Depreciation, depletion and amortisation charge, of which:	4,850	13,006	4,064	215	22,135
Impairment losses	200	1,065	424	7	1,696	[B]
Impairment reversals	—	1,265	—	—	1,265	[C]
Interest expense	221	609	71	2,844	3,745
Taxation charge/(credit) (CCS basis)	2,795	8,791	1,515	(1,270)	11,831

[A] Includes $3,348 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives.

[B] Impairment losses comprise Property, plant and equipment ($1,515 million) and Intangible assets ($181 million).

[C] See Note 8.

2017	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	5,078	1,551	8,258	(2,416)	12,471
Revenue:
Third party	32,674	7,723	264,731	51	305,179
Inter-segment	3,978	32,469	4,248	—
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,714	623	1,956	(129)	4,164
Interest and other income, of which:	687	1,188	154	437	2,466
Interest income	—	—	—	677	677
Net gains on sale and revaluation of non-current assets and businesses	301	1,189	136	14	1,640
Depreciation, depletion and amortisation charge, of which:	4,965	17,303	3,877	78	26,223
Impairment losses	302	4,118	385	—	4,805	[A]
Impairment reversals	10	605	—	—	615	[B]
Interest expense	248	744	109	2,941	4,042
Taxation charge/(credit) (CCS basis)	790	2,409	1,783	(636)	4,346

[A] Impairment losses comprise Property, plant and equipment ($4,572 million) and Intangible assets ($233 million).

[B] See Note 8.

2016	$ million
	Integrated Gas	Upstream	Downstream	Corporate	Total
CCS earnings	2,529	(3,674)	6,588	(1,751)	3,692
Revenue:
Third party	25,282	6,412	201,823	74	233,591
Inter-segment	3,908	26,524	1,727	—
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,116	222	2,244	(182)	3,400
Interest and other income, of which:	765	839	851	442	2,897
Interest income	—	—	—	451	451
Net gains on sale and revaluation of non-current assets and businesses	507	867	765	2	2,141
Depreciation, depletion and amortisation charge, of which:	4,509	16,779	3,681	24	24,993
Impairment losses	72	1,274	588	6	1,940	[A]
Impairment reversals	—	—	38	—	38	[B]
Interest expense	247	852	91	2,013	3,203
Taxation charge/(credit) (CCS basis)	1,254	(938)	1,008	(839)	485

[A] Impairment losses comprise Property, plant and equipment ($1,931 million) and Intangible assets ($9 million).

[B] See Note 8.

Reconciliation of CCS earnings to income for the period	$ million
	2018	2017	2016
CCS earnings	24,364	12,471	3,692
Current cost of supplies adjustment:
Purchases	(559)	1,252	1,284
Taxation	116	(349)	(344)
Share of profit of joint ventures and associates	(15)	61	145
	(458)	964	1,085
Income for the period	23,906	13,435	4,777

Information by geographical area is as follows:

2018	$ million
	Europe		Asia, Oceania, Africa		USA	Other Americas	Total
Third-party revenue, by origin	118,960	[A]	153,716	[B]	89,876	25,827	388,379
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,617	[C]	117,127		59,625	56,721	272,090

[A] Includes $54,659 million that originated from the UK.

[B] Includes $89,811 million that originated from Singapore.

[C] Includes $21,863 million located in the UK.

2017	$ million
	Europe		Asia, Oceania, Africa		USA		Other Americas	Total
Third-party revenue, by origin	100,609	[A]	114,683	[B]	66,854		23,033	305,179
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	41,416	[C] [D]	122,345		55,898	[D]	58,828	278,487

[A] Includes $49,370 million that originated from the UK.

[B] Includes $62,046 million that originated from Singapore.

[C] Includes $22,734 million located in the UK.

[D] The USA geographical allocation has increased by $1,604 million with a corresponding decrease in Europe.

2016	$ million
	Europe		Asia, Oceania, Africa		USA		Other Americas	Total
Third-party revenue, by origin	81,573	[A]	87,635	[B]	44,615		19,768	233,591
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	42,265	[C] [D]	121,618		62,066	[D]	67,371	293,320

[A] Includes $38,490 million that originated from the UK.

[B] Includes $42,533 million that originated from Singapore.

[C] Includes $24,015 million located in the UK.

[D] The USA geographical allocation has increased by $1,636 million with a corresponding decrease in Europe.